Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments (cost) income, net	$ (16,757,949)	$ (2,425,848)	$ (24,509,153)	$ (12,357,848)
Derivative financial instruments	$ (15,240,757)		$ (15,240,757)		$ (1,162,119)